Volkswagen Auto Loan Enhanced Trust 2008-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE

For the collection period ended 3-28-2009	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		4/16/2009

2	Payment Date		4/20/2009

3	Collection Period	3/1/2009	3/28/2009	28

4	Monthly Interest Period - Actual/360	3/20/2009	4/19/2009	31

5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	154,501,235.19	22,471,604.44	132,029,630.75	0.5947281
7	Class A-2-A Notes	169,000,000.00	169,000,000.00	—	169,000,000.00	1.0000000
8	Class A-2-B Notes	50,000,000.00	50,000,000.00	—	50,000,000.00	1.0000000
9	Class A-3-A Notes	246,000,000.00	246,000,000.00	—	246,000,000.00	1.0000000
10	Class A-3-B Notes	130,000,000.00	130,000,000.00	—	130,000,000.00	1.0000000
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000

12	Total Securities	$1,000,000,000.00	$932,501,235.19	$22,471,604.44	$910,029,630.75

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	990,695,107.10	22,471,604.44	968,223,502.66

15	YSOC	$147,399,955.01	$133,462,463.92		$128,956,598.95

16	Net Pool Balance	$1,205,593,826.92	$1,124,157,571.02	$22,471,604.44	$1,097,180,101.61

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	2.35775%	313,681.50	2.0302847	22,785,285.94	147.4763998
18	Class A-2-A Notes	4.79000%	674,591.67	3.9916667	674,591.67	3.9916667
19	Class A-2-B Notes	4.04500%	174,159.72	3.4831944	174,159.72	3.4831944
20	Class A-3-A Notes	5.47000%	1,121,350.00	4.5583333	1,121,350.00	4.5583333
21	Class A-3-B Notes	4.54500%	508,787.50	3.9137500	508,787.50	3.9137500
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000

	Total Securities		3,744,170.39		26,215,774.83

C.	COLLECTIONS AND AVAILABLE FUNDS

23	Scheduled Principal Payments Received	19,945,370.32
24	Scheduled Interest Payments Received	3,295,402.69
25	Prepayments of Principal Received	277,353.71
26	Liquidation Proceeds	5,560,108.19
27	Recoveries Received	610,186.54
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections	29,688,421.45

30	Repurchased Receivables	—
31	Net Swap Receipt Class A-2 B Notes	—
32	Net Swap Receipt Class A-3 B Notes	—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)	3,239.43

35	Total Available Funds, prior to Servicer Advances	29,691,660.88

36	Servicer Advance (Item 76)	—

37	Total Available Funds + Servicer Advance	29,691,660.88

38	Reserve Account Draw Amount (Item 79)	—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	29,691,660.88

D.	DISTRIBUTIONS

	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)	—
41	Servicing Fees (Item 46)	936,797.98
42	Net Swap Payment Class A-2 B Notes	32,576.39
43	Net Swap Payment Class A-3 B Notes	116,115.28
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	3,744,170.39
46	Principal Distribution Amount (Item 80)	22,471,604.44
47	Amount Paid to Reserve Account to Reach Specified Balance	—
48	Subordinated Swap Termination Payments	—
49	Other Amounts Paid to Trustees	—
50	Certificateholders Principal Distribution Amount	—

51	Remaining Funds to Seller	2,390,396.41

	Distribution Detail:	Due	Shortfall	Paid

52	Servicing Fees	936,797.98	—	936,797.98

	Pro rata:
53	Class A-1 Interest	313,681.50	—	313,681.50
54	Class A-2A Interest	674,591.67	—	674,591.67
55	Class A-2B Interest	174,159.72	—	174,159.72
56	Class A-3A Interest	1,121,350.00	—	1,121,350.00
57	Class A-3B Interest	508,787.50	—	508,787.50
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	3,744,170.39	—	3,744,170.39

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance		990,695,107.10
67	Beginning Net Pool Balance	1,124,157,571.02
68	Receipts of Scheduled Principal	(19,945,370.32)
69	Receipts of Prepaid Principal	(277,353.71)
70	Liquidation Proceeds	(5,560,108.19)
71	Other Collections of Principal	—
72	Principal Amount of Repurchases	—
73	Principal Amount of Defaulted Receivables	(1,194,637.19)

74	Ending Net Pool Balance	1,097,180,101.61
75	Yield Supplement Overcollateralization Amount	128,956,598.95

76	Adjusted Pool Balance	968,223,502.66
77	Less: Adjusted Pool Balance — End of Collection Period		968,223,502.66

78	Calculated Principal Distribution Amount		22,471,604.44

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)		29,691,660.88
80	Less: Prior Advance Reimbursement (Item 35)		—
81	Less: Servicing Fees Paid (Item 36)		936,797.98
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		3,776,746.78
83	Less: Calculated Principal Distribution (Item 68)		22,471,604.44

84	Equals: Remaining Available Funds before Servicer Advance		2,506,511.69
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		2,506,511.69
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		22,471,604.44

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance		—
92	Less: Prior Advance Reimbursement		—
93	Plus: Additional Servicer Advances for Current Period		—

94	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)		5,290,969.36
96	Initial Reserve Account Balance		1,058,193.87

97	Beginning Reserve Account Balance		5,290,969.36
98	Plus: Net Investment Income for the Collection Period		3,239.43

99	Subtotal: Reserve Fund Available for Distribution		5,294,208.79
100	Plus: Deposit of Excess Available Funds (Item 41)		—
101	Less: Reserve Account Draw Amount (Item 79)		—

102	Subtotal Reserve Account Balance		5,294,208.79
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		3,239.43

104	Equals: Ending Reserve Account Balance		5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current
106	Net Pool Balance	1,205,593,826.92	1,097,180,102
107	Number of Current Contracts	58,057	56,675
108	Weighted Average Loan Rate	3.97%	3.98%
109	Average Remaining Term	57.3	54.1
110	Average Original Term	61.8	62.2
111	Monthly Prepayment Rate		0.51%

			Outstanding
		Units	Principal Balance
	Net Credit Loss and Repossession Activity:
112	Aggregate Outstanding Principal Balance of Charged Off Receivables	47	1,194,637.19
113	Liquidation Proceeds on Related Vehicles		—
114	Recoveries Received on Receivables Previously Charged Off		610,187

115	Net Principal Losses for Current Collection Period	47	584,450.65

116	Beginning Net Principal Losses	94	2,407,007.07
117	Net Principal Losses for Current Collection Period	47	584,450.65

118	Cumulative Net Principal Losses	141	2,991,457.72

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)		0.25%

				Outstanding
		Percentage	Units	Principal Balance
	Delinquencies Aging Profile — End of Period:
120	Current	99.44%	56,394	1,091,001,394.30
121	31 - 60 Days Delinquent	0.48%	243	5,280,224.72
122	61 - 90 Days Delinquent	0.08%	38	898,482.59

123	Total	100.00%	56,675	1,097,180,101.61

	Summary of Swap Payments and Receipts Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—

127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			32,576.39
129	Net Swap Payment Class A-3 B Notes			116,115.28

130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—

132	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month